Debt - Subordinated Note (Details) (Affiliated Entity, Subordinated Debt, USD $)	0 Months Ended
	May 14, 2012	Oct. 15, 2012
Affiliated Entity | Subordinated Debt
Debt Instrument [Line Items]
Maximum principal amount of debt	$ 45,000,000
Description of variable rate basis	LIBOR
Basis spread on variable rate	0.28%
Stated interest rate	8.00%
Aggregate principal amount outstanding		$ 30,050,000